Stock-Based Compensation - Schedule of Weighted-Average Assumptions Used in Calculating the Fair Value of the Awards (Details)	11 Months Ended
Dec. 31, 2024
Stock Option [Member]
Schedule of Weighted-Average Assumptions Used in Calculating the Fair Value of the Awards [Line Items]
Expected term (in years)	6 years 1 month 6 days
Expected volatility	100.21%
Risk-free interest rate	4.26%
Expected dividend yield
Employee Warrants [Member]
Schedule of Weighted-Average Assumptions Used in Calculating the Fair Value of the Awards [Line Items]
Expected term (in years)	6 years 1 month 6 days
Expected volatility	99.02%
Risk-free interest rate	4.15%
Expected dividend yield